UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 June 30, 2010
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   3924 Premier North Drive
	   Tampa, FL 33618


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  07/22/2010
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      154
                                        --------------

Form 13F Information Table Value Total:   64,500.31
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Goldman Sachs Group Inc			CB	38141GAZ7	256.32	250,000	    SH		SOLE	N/A	 250,000
American Express Bk Centurion		CD	02586TK45	 25.15	25,000	    SH		SOLE	N/A	 25,000
Banco Bilbao Vizcayaargentaria		CD	059457LL3	100.78	96,000	    SH		SOLE	N/A	 96,000
Capital One Bk Usa Natl Assn		CD	140420LC2	 50.70	50,000	    SH		SOLE	N/A	 50,000
Capmark Bk Midvale Utah			CD	140653Z25	 50.69	50,000	    SH		SOLE	N/A	 50,000
Carolina First Bk Grville Sc		CD	143876YX2	101.25	100,000	    SH		SOLE	N/A	 100,000
Center Bk Los Angeles Ca		CD	15140SBK2	100.24	100,000	    SH		SOLE	N/A	 100,000
Discover Bk Greenwood			CD	25467RRM7	 69.32	65,000	    SH		SOLE	N/A	 65,000
Discover Bk Greenwood			CD	25467JX48	 35.51	35,000	    SH		SOLE	N/A	 35,000
Discover Bk Greenwood			CD	25467RTH6	 27.50	25,000	    SH		SOLE	N/A	 25,000
Eastern Svgs Bk Hunt Vy MD		CD	27689NDS6	 97.92	96,000	    SH		SOLE	N/A	 96,000
Fireside Bk Pleasanton			CD	318233HW6	116.84	116,000	    SH		SOLE	N/A	 116,000
Fireside Bk Pleaston Calif		CD	318233JF1	 98.52	96,000	    SH		SOLE	N/A	 96,000
First Bk Finl Centre Wi			CD	31911QBD6	 25.94	25,000	    SH		SOLE	N/A	 25,000
First Bk Lexington Tenn			CD	319180AS4	 25.04	25,000	    SH		SOLE	N/A	 25,000
Ge Money Bank Cd			CD	36159UGT7	 25.31	25,000	    SH		SOLE	N/A	 25,000
Ge Money Bank Cd			CD	36159UGU4	 20.68	20,000	    SH		SOLE	N/A	 20,000
Gmac Bk Midvale Utahcd			CD	36185AF37	 35.00	35,000	    SH		SOLE	N/A	 35,000
Investors Bk Pewaukee W			CD	46146MFM6	102.13	100,000	    SH		SOLE	N/A	 100,000
Irwin Un Bk & Tr Co Columbus I		CD	464182KJ2	 35.23	35,000	    SH		SOLE	N/A	 35,000
Lasalle Bk N A Chicago Il		CD	51804KRQ1	 20.07	20,000	    SH		SOLE	N/A	 20,000
Lasalle Bk N A Chicago Il		CD	51803ULT0	 10.84	10,000	    SH		SOLE	N/A	 10,000
Lasalle Bk N A Chicago Il		CD	51803T5Z7	 10.72	10,000	    SH		SOLE	N/A	 10,000
Lehman Bros Bk Fsb De			CD	52519HTM9	 96.77	96,000	    SH		SOLE	N/A	 96,000
Lehman Bros Bk Fsb Wilmington		CD	52519HG43	 25.10	25,000	    SH		SOLE	N/A 	 25,000
Meridian Bk N A Wickenburg		CD	589581AF4	 26.81	25,000	    SH		SOLE	N/A	 25,000
Standard Fed Bk N A Troy Mich		CD	85339RBZ5	 21.44	20,000	    SH		SOLE	N/A	 20,000
Stearns Bk Na St Cloud Minn		CD	857894HG7        96.00	96,000	    SH		SOLE	N/A	 96,000
Akamai Tech				CS	00971T101	772.57	19,043	    SH		SOLE	N/A	 19,043
Altera Corp				CS	021441100	207.83	8,377	    SH		SOLE	N/A	 8,377
Apple Inc				CS	037833100      1231.49	4,896	    SH		SOLE	N/A	 4,896
Astrazeneca Plc- Spons Adr		CS	046353108	517.96	10,990	    SH		SOLE	N/A	 10,990
At&T Inc Com				CS	00206R102	278.89	11,529	    SH		SOLE	N/A	 11,529
Autozone Inc Nev			CS	053332102	411.95	2,132	    SH		SOLE	N/A	 2,132
Baidu Com Inc Spon Adr Restg		CS	056752108	803.21	11,798	    SH		SOLE	N/A	 11,798
Banco Santander Chile Ne		CS	05965X109	405.96	6,051	    SH		SOLE	N/A	 6,051
Bancolombia S A Spons Adr		CS	05968L102	570.88	11,388	    SH		SOLE	N/A	 11,388
Buckeye Partners L Punit Ltd P		CS	118230101	485.60	8,225	    SH		SOLE	N/A	 8,225
Cardiovascular Sys Inc Del Co		CS	141619106	129.45	28,894	    SH		SOLE	N/A	 28,894
Chevron Corp New			CS	166764100	503.93	7,426	    SH		SOLE	N/A	 7,426
Chunghwa Telecom Co Ltd Sponso		CS	17133Q106	196.98	10,004	    SH		SOLE	N/A	 10,004
Cisco Sys Inc				CS	17275R102	346.54	16,262	    SH		SOLE	N/A	 16,262
Citrix Systems Inc			CS	177376100	410.73	9,726	    SH		SOLE	N/A	 9,726
Cognizant Tech Solutions		CS	192446102	838.45	16,749	    SH		SOLE	N/A	 16,749
Comcast Corp New Cl A			CS	20030N101	242.40	13,955	    SH		SOLE	N/A	 13,955
Companhia De Bebidasspons Adr		CS	20441W203	208.18	2,061	    SH		SOLE	N/A	 2,061
Compania De Minas Buenaventu		CS	204448104	809.58	21,061	    SH		SOLE	N/A	 21,061
Concho Res Inc				CS	20605P101	218.28	3,945	    SH		SOLE	N/A	 3,945
Corning Inc				CS	219350105	212.73	13,172	    SH		SOLE	N/A	 13,172
Credicorp Ltd				CS	G2519Y108	571.97	6,293	    SH		SOLE	N/A	 6,293
Ctrip Com Intl Ltd American D		CS	22943F100	861.78	22,944	    SH		SOLE	N/A	 22,944
Dais Analytic Corp Com			CS	23302X104	 12.00	40,000	    SH		SOLE	N/A	 40,000
Discovery Hldg Co Com Ser A		CS	25468Y107	399.67	11,192	    SH		SOLE	N/A	 11,192
Dolby Laboratories Inc Cl A		CS	25659T107	399.90	6,379	    SH		SOLE	N/A	 6,379
Dollar Tree Inc Com			CS	256746108      1040.33	24,990	    SH		SOLE	N/A	 24,990
Dr Pepper Snapple Group Inc		CS	26138E109	478.63	12,801	    SH		SOLE	N/A	 12,801
Edwards Lifesciencescorp		CS	28176E108	223.18	3,984	    SH		SOLE	N/A	 3,984
Ensco International Inc			CS	26874Q100	217.41	5,535	    SH		SOLE	N/A	 5,535
Exxon Mobil Corp			CS	30231G102	743.74	13,032	    SH		SOLE	N/A	 13,032
F5 Networks Inc				CS	315616102	815.78	11,897	    SH		SOLE	N/A	 11,897
Fastenal Co				CS	311900104	810.82	16,155	    SH		SOLE	N/A	 16,155
Fluor Corp New				CS	343412102	241.83	5,690	    SH		SOLE	N/A	 5,690
Gap Inc Del				CS	364760108	474.01	24,358	    SH		SOLE	N/A	 24,358
Garmin Ltd Reg Shs Isin #kyg3		CS	G37260109	533.41	18,280	    SH		SOLE	N/A	 18,280
Goodrich Corp Formerly G		CS	382388106	466.60	7,043	    SH		SOLE	N/A	 7,043
Google Inc Cl A				CS	38259P508	218.03	490	    SH		SOLE	N/A	 490
Hasbro Inc				CS	418056107	402.37	9,790	    SH		SOLE	N/A	 9,790
Hdfc Bk Ltd Adr Repstg 3 S		CS	40415F101	383.16	2,680	    SH		SOLE	N/A	 2,680
Heinz H J Co				CS	423074103	530.96	12,285	    SH		SOLE	N/A	 12,285
Hormel George A & Co			CS	440452100	378.41	9,348	    SH		SOLE	N/A	 9,348
Intel Corp				CS	458140100	195.78	10,066	    SH		SOLE	N/A	 10,066
Intl Business Mach			CS	459200101	368.03	2,980	    SH		SOLE	N/A	 2,980
Johnson & Johnson			CS	478160104	723.52	12,250	    SH		SOLE	N/A	 12,250
Joy Global Inc				CS	481165108	411.09	8,207	    SH		SOLE	N/A	 8,207
Liberty Media Hldg Corp Cap C		CS	53071M302	224.64	5,360	    SH		SOLE	N/A	 5,360
Lubrizol Corporation			CS	549271104	471.74	5,874	    SH		SOLE	N/A	 5,874
Mattel Inc				CS	577081102	634.86	30,003	    SH		SOLE	N/A	 30,003
Mckesson Corp				CS	58155Q103	364.48	5,427	    SH		SOLE	N/A	 5,427
Microsoft Corp				CS	594918104	404.19	17,565	    SH		SOLE	N/A	 17,565
Netflix Com Inc Com			CS	64110L106	657.98	6,056	    SH		SOLE	N/A	 6,056
Newmont Mng Corp Hldg Co		CS	651639106	449.41	7,279	    SH		SOLE	N/A	 7,279
Novartis Ag Adr Isin #us66		CS	66987V109	705.52	14,601	    SH		SOLE	N/A	 14,601
Novo Nordisk A/S Adr Fmly Nov		CS	670100205	831.27	10,260	    SH		SOLE	N/A	 10,260
O Reilly Automotive Inc			CS	686091109	406.45	8,546	    SH		SOLE	N/A	 8,546
Pepsico Inc				CS	713448108	226.92	3,723	    SH		SOLE	N/A	 3,723
Perrigo Co				CS	714290103	419.34	7,099	    SH		SOLE	N/A	 7,099
Plains All American Pipeline L		CS	726503105	409.20	6,971	    SH		SOLE	N/A	 6,971
Priceline Com Inc Com New		CS	741503403	529.80	3,001	    SH		SOLE	N/A	 3,001
Procter & Gamble Co			CS	742718109	911.57	15,197	    SH		SOLE	N/A	 15,197
Randgold Resources Ads Each R		CS	752344309	223.99	2,364	    SH		SOLE	N/A	 2,364
Rogers Communtns Inccl B		CS	775109200	408.42	12,467	    SH		SOLE	N/A	 12,467
Ross Stores Inc				CS	778296103	856.16	16,066	    SH		SOLE	N/A	 16,066
Shire Plc Spons Adr			CS	82481R106	416.95	6,793	    SH		SOLE	N/A	 6,793
Skyworks Solutions Inc Com		CS	83088M102	222.82	13,271	    SH		SOLE	N/A	 13,271
Star Scientific Inc			CS	85517P101	 73.80	45,000	    SH		SOLE	N/A	 45,000
Starbucks Corp				CS	855244109	459.66	18,916	    SH		SOLE	N/A	 18,916
Stericycle Inc				CS	858912108	427.32	6,516	    SH		SOLE	N/A	 6,516
Suntrust Banks Inc			CS	867914103	385.24	16,534	    SH		SOLE	N/A	 16,534
Sybase Inc				CS	871130100	257.86	3,988	    SH		SOLE	N/A	 3,988
Tiffany & Co New			CS	886547108	359.01	9,470	    SH		SOLE	N/A	 9,470
Tim Hortons Inc Com Npv			CS	88706M103	374.08	11,690	    SH		SOLE	N/A	 11,690
Tjx Companies Inc			CS	872540109	897.73	21,400	    SH		SOLE	N/A	 21,400
Urban Outfitters Inc			CS	917047102	425.27	12,366	    SH		SOLE	N/A	 12,366
Valeant Pharmaceut			CS	91911X104	231.91	4,435	    SH		SOLE	N/A	 4,435
Verisign Inc				CS	92343E102	412.35	15,531	    SH		SOLE	N/A	 15,531
Vodafone Group Plc New Sponso		CS	92857W209	381.07	18,436	    SH		SOLE	N/A	 18,436
Wal Mart De Mexico Sa De Cv Sp		CS	93114W107	306.88	13,801	    SH		SOLE	N/A	 13,801
Walgreen Company			CS	931422109	216.40	8,105	    SH		SOLE	N/A	 8,105
Wal-Mart Stores Inc			CS	931142103	530.94	11,045	    SH		SOLE	N/A	 11,045
Western Digital Corpdel			CS	958102105	630.46	20,904	    SH		SOLE	N/A	 20,904
Whirlpool Corp				CS	963320106	290.77	3,311	    SH		SOLE	N/A	 3,311
Williams Partners Lpcom Unit L		CS	96950F104	224.02	5,135	    SH		SOLE	N/A	 5,135
Ishares Barclays 1-3year Treas		ETF	464287457      3609.25	42,906	    SH		SOLE	N/A	 42,906
Ishares Barclays Treas Infl		ETF	464287176      3631.52	33,968	    SH		SOLE	N/A	 33,968
Ishares Tr S&P U S Pfd Stk In		ETF	464288687      2501.15	67,489	    SH		SOLE	N/A	 67,489
Jpmorgan Chase & Co Alerian Ml		ETN	46625H365      2345.05	75,867	    SH		SOLE	N/A	 75,867
Proshares Short Msci			ETF	74347R396	227.53	5,600	    SH		SOLE	N/A 	 5,600
Proshares Short Qqq Prosha		ETF	74347R602	200.73	4,435	    SH		SOLE	N/A	 4,435
Proshares Short Russ			ETF	74347R826	206.93	4,790	    SH		SOLE	N/A	 4,790
Proshares Tr Short S&P 500 Pr		ETF	74347R503	287.98	5,235	    SH		SOLE	N/A	 5,235
Chicago Ill Brd Ed Cap Apprec		GO	167501UL7	458.31	1,000,000   SH		SOLE	N/A	 1,000,000
Chicago Ill Brd Ed G.O. Sch B		GO	167501XE0	352.96	1,000,000   SH		SOLE	N/A	 1,000,000
Hacienda La Puente Calif Uni		GO	40450RBV2	479.44	1,000,000   SH		SOLE	N/A	 1,000,000
Lake Tahoe Calif Unisch Dist G		GO	511012HN9	294.78	1,000,000   SH		SOLE	N/A	 1,000,000
Will Cnty Ill Sch Dist No 11		GO	968838GW6	525.32	1,025,000   SH		SOLE	N/A	 1,025,000
Carroll City-Cnty Hosp Auth		MB	144709DM1	502.71	500,000	    SH		SOLE	N/A	 500,000
Cherokee Cnty Ga Wtr& Sew Auth		MB	164243LA3	227.72	200,000	    SH		SOLE	N/A	 200,000
Dade Cnty Fla Profession		MB	233542BZ1	334.60	600,000	    SH		SOLE	N/A	 600,000
Fulton Cnty Ga Wtr &Sew REV Re		MB	360066JU9	250.13	250,000	    SH		SOLE	N/A	 250,000
Georgia Mun Assn Incinstallmen		MB	373292AR2	503.83	500,000	    SH		SOLE	N/A	 500,000
Georgia Mun Elec Auth Pwr R		MB	373540WK5	292.02	325,000	    SH		SOLE	N/A	 325,000
Metropolitan Pier & Exposition		MB	592247J68	300.11	1,035,000   SH		SOLE	N/A	 1,035,000
West Virginia Univ REVs Univ		MB	956704TP5	332.58	1,000,000   SH		SOLE	N/A	 1,000,000
Alabama Pwr Co Ser 2007b		PS	010392496	269.06	10,250	    SH		SOLE	N/A	 10,250
At&T Inc SR Nt 6.3750% 0		PS	00211G208	318.00	12,000	    SH		SOLE	N/A	 12,000
Corts Tr Boeing Co Nts Corpor		PS	22082Q206	340.96	13,350	    SH		SOLE	N/A	 13,350
Corts Tr Bristol Meyers Squ		PS	22082B209	260.05	10,000	    SH		SOLE	N/A	 10,000
Corts Tr Goldman Sachs Cap		PS	22083B208	267.69	12,550	    SH		SOLE	N/A	 12,550
Corts Tr II Goldman Sachs Cap		PS	22082P208	261.06	12,285	    SH		SOLE	N/A	 12,285
Corts Tr II Verizon Global Fdg		PS	22082L207	326.72	13,050	    SH		SOLE	N/A	 13,050
Corts Tr Vi Ibm Deb Call Tr Ct		PS	22080F202	765.04	29,100	    SH		SOLE	N/A	 29,100
Deutsche Bk Cap Fdg Tr Vii		PS	25153U204	592.42	28,400	    SH		SOLE	N/A	 28,400
General Amern Invs Co Inc Cum		PS	368802401	250.70	10,000	    SH		SOLE	N/A	 10,000
General Elec Cap Corp Nt		PS	369622469	251.10	10,000	    SH		SOLE	N/A	 10,000
General Elec Cap Corp Pfd		PS	369622451	363.31	14,550	    SH		SOLE	N/A	 14,550
Hsbc Fin Corp Nt 6.00% 1		PS	40429C300	246.18	11,200	    SH		SOLE	N/A	 11,200
Hsbc Usa Inc New Pfd Stk Se		PS	40428H805	200.20	10,000	    SH		SOLE	N/A	 10,000
Jp Morgan Chase Cap Xiv Cap Se		PS	48122F207	268.40	11,100	    SH		SOLE	N/A	 11,100
Pnc Cap Tr D Cap Secs			PS	69350H202	262.08	11,200	    SH		SOLE	N/A	 11,200
Usb Cap Xi Gtd Tr Pfd Secs		PS	903300200	270.05	11,000	    SH		SOLE	N/A	 11,000
Usb Cap Xii Gtd Tr Pfd			PS	903305209	260.48	11,000	    SH		SOLE	N/A	 11,000
Usb Capital Vi Gtd Tr Pfd		PS	903304202	223.30	10,000	    SH		SOLE	N/A	 10,000
Usb Capital Viii Pfd 6.35%		PS	903307205	311.52	13,200	    SH		SOLE	N/A	 13,200
Wachovia Cap Tr IV Gtd Tr Pfd		PS	92978U207	253.11	11,000	    SH		SOLE	N/A	 11,000